UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

             Report for the Calendar Year or Quarter Ended 12/31/04

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Abrams Bison Investments, L.L.C.

Address: 7315 Wisconsin Ave., Suite 700E
         Bethesda, MD 20814

13F File Number: 28- XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 657 5924

Signature, Place and Date of Signing:

   /s/ Gavin M. Abrams          Bethesda, Maryland              2/11/05
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  8
Form 13F Information Table Value Total: $48,289 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Abrams Bison Partners, L.P.

                                                     FORM 13F INFORMATION TABLE

Column 1                  Column 2         Column 3    Column 4         Column 5               Column 6 Column 7       Column 8
                                                                        Shares /         Put/  Invstmt  Other
Name of Issuer            Title of class   CUSIP       Value (X$1000)   Principal  SH/P  Call  discrtn  mngrs   Sole     Shrd   None
BankNorth Group Inc New    COM             06646R107    3,536            96,600    SH          Defined      1    96,600
Blockbuster Inc           CL A             093679108    3,015           316,000    SH          Defined      1   316,000
Blockbuster Inc           CL B             093679207    7,638           867,000    SH          Defined      1   867,000
Gencorp Inc                COM             368682100    4,828           260,000    SH          Defined      1   260,000
MI Devs Inc               CL A SUB VTG     55304X104    1,614            53,500    SH          Defined      1    53,500
Merck & Co Inc             COM             589331107    4,821           150,000    SH          Defined      1   150,000
Pfizer Inc                 COM             717081103    8,067           300,000    SH          Defined      1   300,000
United Defense Inds Inc    COM             91018B104   14,770           312,600    SH          Defined      1   312,600

02802.0001 #547843